Derivative instruments (Locations and Gain (Loss) for Derivatives Not Designated as Hedging Instruments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Foreign currency contracts [Member] | Interest and other income, net [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of gain (loss) recognized in interest and other income, net	$ (16)	$ (10)	$ 15